Income Taxes	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 4: Income Taxes

The following table sets forth our provision (benefit) for income taxes for the periods indicated:

	THIRTEEN WEEKS ENDED AUGUST 2, 2015	THIRTEEN WEEKS ENDED AUGUST 3, 2014
Current provision (benefit):
Federal	$8,757	$(1,162)
State and local	1,773	78
Foreign	(57)	89
Deferred benefit	(5,324)	(6,050)

Total provision (benefit) for income taxes	$5,149	$(7,045)

	TWENTY-SIX WEEKS ENDED AUGUST 2, 2015	TWENTY-SIX WEEKS ENDED AUGUST 3, 2014
Current provision (benefit):
Federal	$12,749	$982
State and local	3,506	1,111
Foreign	205	240
Deferred expense (benefit)	245	(4,620)

Total provision (benefit) for income taxes	$16,705	$(2,287)

At August 2, 2015, we had a valuation allowance of $848 against our deferred tax assets. The ultimate realization of our deferred tax assets is dependent on the generation of future taxable income in the jurisdiction and during periods in which temporary differences become deductible. In assessing the realizability of our deferred tax assets, we considered whether it is more likely than not that some or all of the deferred tax assets will not be realized. Based on the level of recent historical taxable income; consistent generation of annual taxable income, and estimations of future taxable income we have concluded that it is more likely than not that we will realize the federal tax benefits associated with our deferred tax assets. We assessed the realizability of the deferred tax assets associated with state taxes, foreign taxes and uncertain tax positions and have concluded that it is more likely than not that we will realize only a portion of these benefits. Accordingly, we have established a valuation allowance to reduce those deferred tax assets to an amount which we believe will ultimately be realized.

As of August 2, 2015, we had $1,885 remaining available federal tax credit carryovers, including $1,822 of general business credits and $63 of Alternative Minimum Tax (“AMT”) credit carryovers, and $43,156 of state net operating loss carryforwards. There is a 20 year carry-forward on general business credits and AMT credits can be carried forward indefinitely. The general business credits do not begin to expire until 2030 and are expected to be utilized in fiscal 2015 based on current enacted tax laws. As of August 2, 2015, we have no federal net operating loss carryforwards. Generally, state net operating losses can be carried forward 20 years. State net operating loss carryforwards do not begin to expire until 2024. As of August 2, 2015, we could not conclude that it was more likely than not that all of our state net operating loss carryforwards, when considered on a state by state basis, will be fully utilized prior to their expiration. Included in our total valuation allowance is $646 related to state net operating losses that may not be realized.

As of August 2, 2015 and August 3, 2014, the accrued interest and penalties on the unrecognized tax benefits were $371 and $308, respectively, excluding any related income tax benefits. The Company recorded accrued interest related to the unrecognized tax benefits and penalties as a component of the provision for income taxes recognized in the Consolidated Statements of Comprehensive Income (Loss).

We currently anticipate that approximately $14 of unrecognized tax benefits will be settled through federal and state audits or will be recognized as a result of the expiration of statute of limitations during fiscal 2015. Future recognition of potential interest or penalties, if any, will be recorded as a component of income tax expense. Because of the impact of deferred tax accounting, $744 of unrecognized tax benefits, if recognized, would affect the effective tax rate.

We file a consolidated income tax return with all our domestic subsidiaries, which are periodically audited by various federal, state and foreign jurisdictions. We are generally no longer subject to federal, state, or foreign income tax examinations for years prior to 2010.

Note 7: Income Taxes

The following table sets forth our provision (benefit) for income taxes for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Current expense
Federal	$739	$615	$536
Foreign	117	97	361
State and local	4,617	1,150	(51)
Deferred benefit	(1,615)	(801)	(13,548)

Total provision (benefit) for income taxes	$3,858	$1,061	$(12,702)

The following tables set forth the significant components of our deferred tax liabilities and assets as of:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Deferred tax assets:
Deferred revenue and redemption ticket liability	$11,610	$9,540
Tax credit carryovers	8,862	10,297
Leasing transactions	8,036	5,585
Accrued liabilities	4,305	1,985
Workers’ compensation and general liability insurance	3,863	3,429
Deferred compensation	2,553	1,610
State net operating loss carryovers	2,133	3,503
Other	1,958	1,567
Smallware supplies	738	714
Indirect benefit of unrecognized tax benefits	272	225

Total deferred tax assets	44,330	38,455

Valuation allowance for deferred tax assets—US	(931)	(1,388)

Total deferred tax assets, net	43,399	37,067

Deferred tax liabilities:
Trademark/tradename	32,268	31,578
Property and equipment	7,997	4,109
Prepaid expenses	371	232

Total deferred tax liabilities	40,636	35,919

Net deferred tax assets	$2,763	$1,148

The net deferred tax assets are presented in the Consolidated Balance Sheets as follows:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Deferred income taxes—current	$30,962	$24,802

Deferred tax assets	30,962	24,802

Deferred income taxes—current	371	—
Deferred income taxes—non current	27,828	23,654

Deferred tax liabilities	28,199	23,654

Net deferred tax assets	$2,763	$1,148

At February 1, 2015, we had a valuation allowance of $931 against our deferred tax assets. The ultimate realization of our deferred tax assets is dependent on the generation of future taxable income during periods in which temporary differences become deductible. In assessing the realizability of our deferred tax assets, at February 1, 2015 we considered whether it is more likely than not that some or all of the deferred tax assets will not be realized. Based on the level of recent historical taxable income; consistent generation of annual taxable income, and estimations of future taxable income we have concluded that it is more likely than not that we will realize the federal tax benefits associated with our deferred tax assets. We assessed the realizability of the deferred tax assets associated with state taxes, foreign taxes and uncertain tax positions and have concluded that it is more likely than not that we will realize only a portion of these benefits. Accordingly, we have established a valuation allowance to reduce those deferred tax assets to an amount which we believe will ultimately be realized. During fiscal year 2014, as a result of our assessment, we reduced our valuation allowance by $457.

As of February 1, 2015, we had available $8,814 federal tax credit carryovers, including $8,751 of general business credits and $63 of AMT credit carryovers, and $21,904 of state net operating loss carryforwards. There is a 20 year carry-forward on general business credits and AMT credits can be carried forward indefinitely. The general business credits do not begin to expire until 2030 and are expected to be utilized in 2015 based on current enacted tax laws. As of February 1, 2015, we have no federal net operating loss carryforwards. Generally, state net operating losses can be carried forward 20 years. State net operating loss carryforwards do not begin to expire until 2024. As of February 1, 2015, we could not conclude that it was more likely than not that all of our state net operating loss carryforwards, when considered on a state by state basis, will be fully utilized prior to their expiration. Included in our total valuation allowance is $735 related to state net operating losses that may not be realized.

The State of Texas has enacted legislation which established a tax based on taxable margin. As a result of the legislation and in accordance with accounting guidance for income taxes, we recorded an income tax expense of $284, $246 and $269 for the fiscal years 2014, 2013 and 2012, respectively.

The following table sets forth the change in unrecognized tax benefits excluding interest, penalties and related income tax benefits for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Balance at beginning of year	$476	$471	$940
Additions for tax positions of prior years	90	176	108
Reductions for tax positions of prior years	—	(32)	(1)
Settlements	—	—	(576)
Lapse of statute of limitations	—	(139)	—

Balance at end of year	$566	$476	$471

As of February 1, 2015 and February 2, 2014, the accrued interest and penalties on the unrecognized tax benefits were $338 and $291, respectively, excluding any related income tax benefits. The Company recorded accrued interest related to the unrecognized tax benefits and penalties as a component of the provision for income taxes recognized in the Consolidated Statements of Comprehensive Income.

We currently anticipate that approximately $14 of unrecognized tax benefits will be settled through federal and state audits or will be recognized as a result of the expiration of statute of limitations during fiscal 2015. Future recognition of potential interest or penalties, if any, will be recorded as a component of income tax expense. Because of the impact of deferred tax accounting, $439 of unrecognized tax benefits, if recognized, would affect the effective tax rate.

The following table sets forth the reconciliation of the federal statutory rate to the effective income tax rate for the periods indicated:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	20.7%	30.8%	1.2%
Foreign taxes	—%	1.8%	0.9%
Nondeductible expenses	11.3%	24.9%	(23.5)%
Tax credits	(31.4)%	(74.8)%	65.8%
Valuation allowance	(4.0)%	7.1%	257.4%
Change in reserve	1.2%	0.2%	32.9%
Other	0.9%	1.7%	(45.7)%

Effective tax rate	33.7%	26.7%	324.0%

We file income tax returns, which are periodically audited by various federal, state and foreign jurisdictions. We are generally no longer subject to federal, state, or foreign income tax examinations for years prior to 2010.